Financial Instruments - Summary of Earnings Impact of (Gain) Loss from Risk Management Positions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ (37)	$ 58
Realized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	(22)	46
Unrealized (Gain) Loss
Disclosure of detailed information about financial instruments [line items]
(Gain) Loss on Risk Management	$ (15)	$ 12